SCHEDULE OF DISAGGREGATION OF REVENUE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of revenue total	$ 3,232	$ 4,150	$ 4,216	$ 4,650
Government Sector [Member]
Disaggregation of revenue total		1,701	1,700	1,994
Private Sector [Member]
Disaggregation of revenue total		$ 2,449	$ 2,516	$ 2,656